OTHER CURRENT AND NON-CURRENT FINANCIAL LIABILITIES - Fair value (Details) - CLP ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current
Other current financial assets	$ 347,278	$ 683,567
Other current financial liabilities	40,593,878	56,114,977
Non-current
Other non-current financial assets	110,784,311	97,362,295
Other non-current financial liabilities	743,327,057	716,563,778
Bank loans
Current
Other current financial liabilities	1,438,161	21,542,736
Current financial liabilities at fair value	1,434,255	21,542,736
Non-current
Other non-current financial liabilities	909,486	2,439,253
Noncurrent financial liabilities at fair value	867,025	2,307,396
Bonds payable, net
Current
Other current financial liabilities	21,604,601	20,664,481
Current financial liabilities at fair value	24,188,060	20,664,481
Non-current
Other non-current financial liabilities	718,962,871	700,327,057
Noncurrent financial liabilities at fair value	803,017,145	755,694,265
Deposits in guarantee
Current
Other current financial liabilities	11,163,005	12,242,464
Current financial liabilities at fair value	11,163,005	12,242,464
Derivative contract liabilities
Current
Other current financial liabilities	374,576	130,829
Current financial liabilities at fair value	374,576	130,829
Leasing agreements
Current
Other current financial liabilities	6,013,535	1,534,467
Current financial liabilities at fair value	6,013,535	1,534,467
Non-current
Other non-current financial liabilities	23,454,700	13,797,468
Noncurrent financial liabilities at fair value	23,454,700	13,797,468
Accounts payable
Current
Other current financial liabilities	243,700,553	238,109,847
Current financial liabilities at fair value	243,700,553	238,109,847
Non-current
Other non-current financial liabilities	619,587	735,665
Noncurrent financial liabilities at fair value	619,587	735,665
Accounts payable related companies
Current
Other current financial liabilities	53,637,601	45,827,859
Current financial liabilities at fair value	53,637,601	45,827,859
Cash and cash equivalent
Current
Other current financial assets	157,567,986	137,538,613
Current financial assets at fair value	157,567,986	137,538,613
Other financial assets
Current
Other current financial assets	317,205	669,527
Current financial assets at fair value	317,205	669,527
Non-current
Other non-current financial assets	98,918,457	97,362,295
Noncurrent financial assets at fair value	98,918,457	97,362,295
Trade receivables
Non-current
Other non-current financial assets	523,769	1,270,697
Noncurrent financial assets at fair value	523,769	1,270,697
Trade debtors and other accounts receivable
Current
Other current financial assets	191,077,588	174,113,323
Current financial assets at fair value	191,077,588	174,113,323
Accounts receivable related companies
Current
Other current financial assets	10,619,740	9,450,263
Current financial assets at fair value	10,619,740	9,450,263
Non-current
Other non-current financial assets	283,118	74,340
Noncurrent financial assets at fair value	$ 283,118	$ 74,340